Cover Page	Mar. 28, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 28, 2025
Entity Registrant Name	Integral Acquisition Corporation 1
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41006
Entity Tax Identification Number	86-2148394
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	209-6132
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001850262
Amendment Flag	false
Current Fiscal Year End Date	--12-31